Description of Organization, Business Operations and Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Description of Organization, Business Operations and Going Concern [Abstract]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN

NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN

Pono Capital Two, Inc. (the “Company”) is a blank check company incorporated in Delaware on March 11, 2022. The Company was formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (a “business combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a business combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of June 30, 2024, the Company had not commenced any operations. All activity for the period from March 11, 2022 (inception) through June 30, 2024 relates to the Company’s formation and initial public offering (“Initial Public Offering”) and activity related to identifying and completing the business combination. The Company will not generate any operating revenues until after the completion of a business combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on August 4, 2022. On August 9, 2022, the Company consummated the Initial Public Offering of 11,500,000 units, (the “Units” and, with respect to the Class A common stock included in the Units sold, the “Public Shares”), including 1,500,000 Units issued pursuant to the exercise of the underwriters’ over-allotment option in full, generating gross proceeds of $115,000,000, which is discussed in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 634,375 units (the “Placement Units”) at a price of $10.00 per Placement Unit in a private placement to Mehana Capital LLC (the “Sponsor”), including 63,000 Placement Units issued pursuant to the exercise of the underwriters’ over-allotment option in full, generating gross proceeds of $6,343,750, which is described in Note 4.

Following the closing of the Initial Public Offering on August 9, 2022, an amount of $117,875,000 ($10.25 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Placement Units was placed in a trust account (the “Trust Account”), and will be invested only in U.S. government treasury obligations with maturities of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the completion of a business combination and (ii) the distribution of the funds held in the Trust Account, as described below.

Transaction costs related to the issuances described above amounted to $6,637,645, consisting of $1,955,000 of cash underwriting fees, $4,025,000 of deferred underwriting fees and $67,275 of costs related to Representative Shares and $590,370 of other offering costs. In addition, as of June 30, 2024, $1,384,834 of cash was held outside of the Trust Account and is available for working capital purposes.

On September 23, 2022, the Company announced that the holders of the Units may elect to separately trade the Public Shares and the Public Warrants (as defined in Note 3) commencing on September 26, 2022. Those Public Shares not separated will continue to trade on The Nasdaq Global Market under the symbol “PTWOU,” and the Class A Common Stock and warrants that are separated will trade on The Nasdaq Global Market under the symbols “PTWO” and “PTWOW,” respectively.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a business combination. There is no assurance that the Company will be able to complete a business combination successfully. The Company must complete a business combination with one or more target businesses that together have an aggregate fair market value of at least 80% of the value of the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial business combination. The Company will only complete a business combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

The Company will provide its holders of Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a business combination either (i) in connection with a stockholder meeting called to approve the business combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a business combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.25 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a business combination with respect to the Company’s warrants. The Public Shares subject to redemption will be recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, Distinguishing Liabilities from Equity (“ASC 480”).

The Company will proceed with a business combination if the Company has net tangible assets of at least $5,000,001 upon consummation of such business combination and a majority of the shares voted are voted in favor of the business combination. If the Company seeks stockholder approval of a business combination and it does not conduct redemptions pursuant to the tender offer rules, the amended and restated certificate of incorporation (the “Amended and Restated Certificate of Incorporation”) provides that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from seeking redemption rights with respect to 15% or more of the Public Shares without the Company’s prior written consent.

If a stockholder vote is not required and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will offer such redemption pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a business combination.

The Sponsor has agreed (a) to vote its Class B common stock, the common stock included in the Placement Units and the Public Shares purchased in the Initial Public Offering in favor of a business combination, (b) not to propose an amendment to the Amended and Restated Certificate of Incorporation with respect to the Company’s pre-business combination activities prior to the consummation of a business combination unless the Company provides dissenting Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment; (c) not to redeem any shares (including the Class B common stock) and Placement Units (including underlying securities) into the right to receive cash from the Trust Account in connection with a stockholder vote to approve a business combination (or to sell any shares in a tender offer in connection with a business combination if the Company does not seek stockholder approval in connection therewith) or a vote to amend the provisions of the Amended and Restated Certificate of Incorporation relating to stockholders’ rights of pre-business combination activity and (d) that the Class B common stock and Placement Units (including underlying securities) shall not participate in any liquidating distributions upon winding up if a business combination is not consummated. However, the Sponsor will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares purchased in the Initial Public Offering if the Company fails to complete its business combination.

Pursuant to the Third Amended and Restated Certificate of Incorporation of the Company, the Company had until 9 months (or up to 18 months from the closing of the Initial Public Offering at the election of the Company pursuant to nine one month extensions subject to satisfaction of certain conditions, including the deposit of $379,500 ($0.033 per unit) for such one month extension, into the Trust Account, or as extended by the Company’s stockholders in accordance with the Amended and Restated Certificate of Incorporation) from the closing of the Initial Public Offering to consummate a business combination (the “Combination Period”). On February 5, 2024, the Company

filed an amendment to the Third Amended and Restated Certificate of Incorporation of the Company (i) to extend the Combination Period from February 9, 2023 to November 9, 2024 for no additional amount to be paid by the Sponsor into the Trust Account and (ii) to provide for the right of a holder of Class B common stock to convert such shares into shares of Class A common stock on a one-for-one basis prior to the closing of a business combination at the election of the holder If the Company is unable to complete a business combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable and less interest to pay dissolution expenses up to $100,000), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law. The underwriters have agreed to waive their rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a business combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below $10.25 per share, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Going Concern and Liquidity

As of June 30, 2024, the Company had $1,384,834 in cash held outside of the Trust Account, working capital deficit, net of income, franchise, and excise tax payable and franchise tax payable of $1,992,535 and accumulated deficit of $6,596,081. The Company has incurred and expects to continue to incur significant costs in pursuit of the Company’s financing and acquisition plans. For the six months ended June 30, 2024 and 2023, the Company had loss from operations of $1,006,387 and $861,821, respectively and net cash used in operating activities was $895,262 and $1,315,001, respectively. Management plans to address this uncertainty with the successful closing of the business combination. The Company expects that it will need additional capital to satisfy its liquidity needs beyond the net proceeds from the consummation of the Initial Public Offering held outside of the Trust Account for paying existing accounts payable and consummating the Business Combination. Although certain of the Company’s initial stockholders, officers and directors or their affiliates have committed up to $1,500,000 Working Capital Loans (see Note 5) from time to time or at any time, there is no guarantee that the Company will receive such funds. In addition, the Company will have until November 9, 2024 to consummate a business combination. If a business combination is not consummated November 9, 2024, less than one year after the date these unaudited condensed consolidated financial statements are issued, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the mandatory liquidation, along with the lack of liquidity, should a business combination not occur, and potential subsequent dissolution, raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after November 9, 2024. The Company intends to complete the initial business combination before the mandatory liquidation date. However, there can be no assurance that the Company will be able to consummate any business combination by November 9, 2024.

Risks and Uncertainties

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023 (the “Excise Tax”). The Excise Tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the Excise Tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the Excise Tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the Excise Tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the Excise Tax.

Any redemption or other repurchase that occurs on or after January 1, 2023, in connection with a business combination, votes relating to certain amendments to the Company’s Amended and Restated Certificate of Incorporation or otherwise, may be subject to the Excise Tax. Whether and to what extent the Company would be subject to the Excise Tax in connection with a business combination, votes relating to certain amendments to the Company’s Amended and Restated Certificate of Incorporation or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the business combination, extension or otherwise, (ii) the structure of a business combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a business combination (or otherwise issued not in connection with a business combination but issued within the same taxable year of a business combination) and (iv) the content of regulations and other guidance from the Treasury. The mechanics of any required payment of the Excise Tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a business combination and in the Company’s ability to effect an extension of the time in which the Company must complete a business combination or complete a business combination.

Consideration of Inflation Reduction Act Excise Tax

On May 8, 2023 and February 5, 2024, the Company’s stockholders redeemed 9,577,250 and 273,334 Class A shares, respectively, for a total of $100,078,879 and $2,964,667, respectively. The Company evaluated the classification and accounting of the stock redemption under ASC 450, “Contingencies”. ASC 450 states that when a loss contingency exists, the likelihood that the future events will confirm the loss or impairment of an asset, or the incurrence of a liability, can range from probable to remote. A contingent liability must be reviewed at each reporting period to determine appropriate treatment. The Company evaluated the current status and probability of completing a Business Combination as of June 30, 2024 and determined that a contingent liability should be calculated and recorded. During the second quarter of 2024, the IRS issued final regulations with respect to the timing and payment of the excise tax. Pursuant to those regulations, the Company would need to file a return and remit payment for any liability incurred during the period from January 1, 2023 to December 31, 2023 on or before October 31, 2024. The Company is currently evaluating its options with respect to payment of this obligation. If the Company is unable to pay its obligation in full, it will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full. As of June 30, 2024 and December 31, 2023, the Company recorded $1,030,436 and $1,000,789, respectively, of excise tax liability calculated as 1% of shares redeemed.

Proposed Business Combination

On January 31, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”, as amended and restated on June 21, 2023, and as amended by the Fourth Amendment to the Merger Agreement on April 22, 2024, the “Merger Agreement”), by and among the Company, Pono Two Merger Sub, Inc., a Delaware corporation incorporated in January 2023, and a wholly-owned subsidiary of the Company (“Merger Sub”), SBC Medical Group Holdings Incorporated, a Delaware corporation (“SBC”), Mehana Capital, LLC, in its capacity as Purchaser Representative, and Yoshiyuki Aikawa, in his capacity as seller representative.

Pursuant to the Merger Agreement, at the closing of the transactions contemplated by the Merger Agreement, Merger Sub will merge with and into SBC, with SBC continuing as the surviving corporation. The transactions contemplated by the Merger Agreement are referred to herein as the “Business Combination.”

As a condition to closing of the Business Combination, SBC will complete certain restructuring transactions pursuant to which SBC Medical Group Co., Ltd., a Japanese corporation (“SBC-Japan”) and certain related entities which carry on the business of SBC-Japan and such other related entities, will become subsidiaries of SBC.

As consideration for the Business Combination, the holders of SBC securities as of the closing of the Business Combination, collectively will be entitled to receive from the Company, in the aggregate, a number of the Company’s securities with an aggregate value equal to (a) $1,200,000,000, minus (b) the amount, if any, by which $3,000,000 exceeds SBC’s net working capital, plus (c) the amount, if any, by which SBC’s net working capital exceeds $3,000,000, minus (d) the aggregate amount of any outstanding indebtedness (minus cash held by SBC) of SBC at closing, minus (e) specified transaction expenses of SBC associated with the Business Combination.

The Merger Consideration (as defined below) otherwise payable to SBC stockholders at the closing is subject to a number of shares of Pono Class A common stock equal to three percent (3.0%) of the Merger Consideration being placed in escrow with an escrow agent to be agreed by the parties, for post-closing adjustments (if any) to the Merger Consideration.

The Merger Consideration is subject to adjustment after the closing based on confirmed amounts of the closing net indebtedness, net working capital and transaction expenses as of the closing date. If the adjustment is a negative adjustment in favor of Pono, the escrow agent shall distribute to Pono a number of shares of Pono Class A common stock with a value equal to the absolute value of the adjustment amount. If the adjustment is a positive adjustment in favor of SBC, Pono will issue to the SBC stockholders an additional number of shares of Pono Class A common stock with a value equal to the adjustment amount.

On April 26, 2023, the Company entered into an amendment to the Merger Agreement (the “Amendment”) with the other parties thereto. Prior to the Amendment, the Merger Agreement provided that the 1,200,000 newly issued shares of Class A Common Stock (“Sponsor Shares”) will be issued to the Sponsor on the date that is the earlier of (a) the six (6) month anniversary of the Closing or (b) the expiration of the “Founder Shares Lock-up Period” (as defined in the Company’s insider letter with the initial stockholders). Pursuant to the Amendment, the Sponsor in its sole discretion may direct the Company to issue all or a portion of the Sponsor Shares on an earlier or later date as it may determine, which date will not be earlier than the closing. In addition, pursuant to the Amendment, the date by which (i) SBC will complete its agreed upon disclosure schedules, (ii) the Company will complete its due diligence review of SBC, and (iii) the parties to the Merger Agreement will agree upon any modifications or amendments to the Merger Agreement to the terms and conditions therein, among other related matters, was extended from April 28, 2023 to May 31, 2023. SBC also agreed to purchase, or to cause one of its affiliates to purchase, equity in the Sponsor in an amount equal to $1,000,000, by way of a separate agreement. In the event that the parties failed to agree upon and execute the investment documents by May 5, 2023, then, for a period of two business days thereafter, either party could have terminated the Merger Agreement by providing written notice to the other party. In the event that the investment documents were agreed upon and executed by all parties by May 5, 2023, but SBC did not make payment for the investment on or before May 15, 2023, then, for a period of two business days thereafter, the Company could have terminated the Merger Agreement by providing written notice to SBC. Neither party provided notice of termination of the Merger Agreement within two business days as a result of failing to agree upon the investment documents by May 5, 2023.

On May 5, 2023, the Company held a special meeting of stockholders (the “Special Meeting”), and the chairman adjourned the Special Meeting to May 8, 2023. During the Special Meeting, stockholders approved an amendment to the Company’s amended and restated certificate of incorporation (i) to extend the date by which the Company has to consummate a business combination from May 9, 2023 to February 9, 2024 for no additional amount to be paid by the Sponsor into the Trust Account and (ii) to provide for the right of a holder of Class B common stock to convert such shares into shares of Class A common stock on a one-for-one basis prior to the closing of a Business Combination at the election of the holder (the “Extension Amendment”). The Company’s stockholders elected to redeem an aggregate of 9,577,250 shares of Class A common stock of the Company in connection with the Special Meeting. Following such redemptions, the amount of funds remaining in the trust account is approximately $20.0 million.

In connection with the Special Meeting, the Company and the Sponsor entered into non-redemption agreements with certain unaffiliated stockholders owning, in the aggregate, 998,682 shares of the Company’s Class A common stock, pursuant to which such stockholders agreed, among other things, not to redeem or exercise any right to redeem such public shares in connection with the Extension Amendment. In connection with the non-redemption agreements, the Sponsor agreed to transfer to the stockholders that entered into such agreements Sponsor Shares upon the consummation of the Company’s initial Business Combination.

On May 8, 2023, the Sponsor converted 2,874,999 Founder Shares into 2,874,999 shares of Class A common stock, pursuant to the Third Amended and Restated Certificate of Incorporation of the Company.

On January 11, 2024, the Company entered into a non-redemption agreement with an unaffiliated investor (the “Holder”) which agreed to acquire from public stockholders of the Company 1,500,000 to 1,700,000 shares of Class A common stock, par value $0.0001 per share, of the Company in the open market, at a prices no higher than the redemption price per share payable to stockholders who exercise redemption rights in connection with the stockholder vote to approve the Company’s proposed business combination with SBC, prior to the stockholder meeting to vote on the Extension Amendment (the “Meeting Date”) and to agree to waive its redemption rights and hold the shares until after the closing of the Business Combination. In consideration of the Holder’s agreement to waive its redemption rights with respect to the shares, and subject to (i) the Holder acquiring 1,500,000 to 1,700,000 shares of Class A common stock in the open market, and (ii) Holder’s satisfaction of its other obligations under the non-redemption agreement, the Company, on the closing date of the Business Combination, provided that Holder has continued to hold the Holder’s shares through the closing date, SBC and Yoshiyuki Aikawa, the chief executive officer of the Target, shall cause to be issued or transferred to Holder the incentive shares, which will equal one (1) incentive share for each public share purchased in the open market pursuant to the non-redemption agreement that is continuously owned by holder until the closing date of the Business Combination. This non-redemption agreement originally terminated on the earliest to occur of (i) the closing date of the Business Combination, (ii) the termination of the related Business Combination Agreement, or (iii) April 30, 2024 if the Company had not cleared all SEC comments to its proxy statement in connection with the Business Combination by that date. On March 15, 2024, the parties to the non-redemption agreement entered into an amendment to the non-redemption agreement to extend the clearance date to June 30, 2024, and to agree to close the business combination on or before August 31, 2024. On August 8, 2024, the parties to the non-redemption agreement entered into an amendment to the non-redemption agreement to extend the clearance date to September 10, 2024, and to agree to close the business combination on or before September 16, 2024.

As of June 30, 2024, the Holder had purchased 1,460,771 Class A common stock, and had forfeited the redemption rights in relation to those shares. As such, it has been determined that the Holder has not yet met the minimum shares required for the transfer of the incentive shares.

On February 5, 2024, the Company held a special meeting of stockholders (the “Second Special Meeting”). During the Second Special Meeting, stockholders approved an amendment to the Company’s amended and restated certificate of incorporation (i) to extend the date by which the Company has to consummate a business combination from February 9, 2024 to November 9, 2024 for no additional amount to be paid by the Sponsor into the Trust Account and (ii) to provide for the right of a holder of Class B common stock to convert such shares into shares of Class A common stock on a one-for-one basis prior to the closing of a business combination at the election of the holder (the “Extension Amendment”). The Company’s stockholders elected to redeem an aggregate of 273,334 shares of Class A common stock of the Company in connection with the Second Special Meeting. Following such redemptions, the amount of funds remaining in the trust account is approximately $17.9 million.

Amended and Restated Merger Agreement

On June 21, 2023, the Company entered into an Amended and Restated Agreement and Plan of Merger (the “A&R Merger Agreement”) with the parties thereto. Prior to the A&R Merger Agreement, the Merger Agreement provided that by June 22, 2023: (i) SBC shall complete its agreed upon disclosure schedules, (ii) the Company shall complete its due diligence review of SBC, and (iii) the parties to the Original Agreement shall agree upon any modifications or amendments to the Original Agreement to the terms and conditions therein. The parties entered into the A&R Merger Agreement in connection with such requirements.

The A&R Merger Agreement revised the target companies to be directly or indirectly purchased by the Company following a restructuring of SBC’s corporate structure, to include only the Service Companies and Other Entities, and to no longer include the direct or indirect purchase of SBC’s Medical Corporations, and as a result, removed other references to the Medical Corporations, including the related representations and warranties, among others. Pursuant to the A&R Merger Agreement, the parties agreed that, following the date of the A&R Merger Agreement, SBC used its commercially reasonable efforts to complete its disclosure schedules and delivered them to the Company by August 31, 2023. Upon delivery of the disclosure schedules to the Company, the disclosure schedules were deemed to modify and supplement SBC’s representations and warranties set forth in the A&R Merger Agreement. The A&R Merger Agreement also extended the date by which the Closing shall occur from September 30, 2023 (subject to extension) to December 31, 2023. Pursuant to the A&R Merger Agreement, the parties also agreed that any future expenses incurred in connection with the extension of the time by which the Company must complete its initial business combination shall be borne entirely by the Company, which replaces and supersedes the prior requirement under the Original Agreement for the Company and SBC to share such expenses equally. See the Current Report on Form 8-K filed by the Company with the SEC on June 22, 2023 for additional details.

On September 8, 2023, Pono entered into the First Amendment to the A&R Merger Agreement (the “Amendment”) with the parties thereto. Prior to the Amendment, the A&R Merger Agreement provided for the holders of SBC securities collectively to be entitled to receive from Pono, in the aggregate, a number of Pono securities with an aggregate value equal to (the “Merger Consideration”) (a) $1,200,000,000, minus (b) the amount, if any, by which $3,000,000 exceeds SBC’s Net Working Capital, plus (c) the amount, if any, by which SBC’s Net Working Capital exceeds $3,000,000, minus (d) the aggregate amount of any outstanding indebtedness (minus cash held by SBC) of SBC at Closing, minus (e) specified transaction expenses of SBC associated with the Business Combination. Pursuant to the Amendment, the $1,200,000,000 amount in the Merger Consideration calculation above was reduced to $1,000,000,000.

Second Amendment to Merger Agreement

On October 26, 2023, Pono entered into the Second Amendment to the A&R Merger Agreement (the “Amendment”) with the parties thereto. Prior to the Amendment, the Pono board of directors as of the Closing was to be designated as follows: (i) three persons designated prior to the Closing by SBC, two of whom must qualify as independent directors; (ii) one person designated prior to the Closing by Pono; and (iii) one person mutually agreed upon and designated prior to the Closing by Pono and SBC, who must qualify as an independent director. Following the Amendment, the Pono board of directors as of the Closing will be designated as follows: (i) three persons designated prior to the Closing by SBC, at least one of whom must qualify as an independent director; (ii) one person designated prior to the Closing by Pono, who must qualify as an independent director; and (iii) one person mutually agreed upon and designated prior to the Closing by Pono and SBC, who must qualify as an independent director.

Third Amendment to Merger Agreement

On December 28, 2023, the parties entered into the Third Amendment to the A&R Merger Agreement (the “Third Amendment”) with the parties thereto. The Third Amendment was entered into solely to extend the Outside Date (as defined in the A&R Merger Agreement) from December 31, 2023 to June 30, 2024.

Fourth Amendment to Merger Agreement

On April 22, 2024, Pono entered into the Fourth Amendment to the Merger Agreement (the “Amendment”) with Pono Two Merger Sub, Inc., SBC Medical Group Holdings Incorporated, Mehana Capital, LLC, and Dr. Yoshiyuki Aikawa. The Amendment was entered into solely to extend the Outside Date (as defined in the Merger Agreement) from June 30, 2024 to September 30, 2024.

Special Meeting of Stockholders to Approve the Business Combination and Related Transactions

On August 12, 2024, the Company filed a definitive proxy statement with the SEC for the special meeting of stockholders to approve the Business Combination and related transactions. The special meeting is scheduled for August 23, 2024 at 1:00 p.m. Eastern Time.

Notice of Delisting or Failure to Satisfy a Continued Listing Rule or Standard; Transfer of Listing.

On April 2, 2024, the Company received a notice from Nasdaq indicating that the Company was not in compliance with the required 1,100,000 publicly held shares for continued listing on the Nasdaq. The letter is only a notification of deficiency, and has no current effect on the listing or trading of the Company’s securities on Nasdaq. The Company submitted its plan to regain compliance on May 16, 2024.

On May 6, 2024, the Company received a written notice from Nasdaq stating that the Company’s listed securities failed to maintain a minimum Market Value of Publicly Held Shares (“MVPHS”) of $15,000,000 which is a requirement for continued listing on The Nasdaq Global Market in accordance with Nasdaq Listing Rule 5450(b)(2)(C) (the “MVPHS Requirement”) based upon the Company’s MVPHS for the 34 consecutive business days prior to the date of the notice. The notice has no immediate effect on the listing of the Company’s securities on Nasdaq. In accordance with the Nasdaq listing rules, the Company has been provided 180 calendar days, or until November 4, 2024, to regain compliance. To regain compliance, the Company must maintain a minimum MVPHS of $15,000,000 for a period of ten (10) consecutive days.

On May 7, 2024, the Company received a separate written notice from Nasdaq stating that the Company no longer complies with Nasdaq’s continued listing rules on The Nasdaq Global Market due to the Company not having maintained a minimum of 400 total holders for continued listing, as required pursuant to Nasdaq Listing Rule 5450(a)(2) (the “Total Holders Requirement”). The notice has no immediate effect on the listing of the Company’s securities on Nasdaq. In accordance with the Nasdaq listing rules, the Company had 45 calendar days to submit a plan to regain compliance and, if Nasdaq accepts the plan, Nasdaq can grant the Company an extension of up to 180 calendar days from the date of the letter to evidence compliance. The Company submitted its plan to regain compliance on May 16, 2024.

NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN

Pono Capital Two, Inc. (the “Company”) is a blank check company incorporated in Delaware on March 11, 2022. The Company was formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (a “business combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a business combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2023, the Company had not commenced any operations. All activity for the period from March 11, 2022 (inception) through December 31, 2023 relates to the Company’s formation and initial public offering (“Initial Public Offering”) and subsequent costs related to completing a business combination. The Company will not generate any operating revenues until after the completion of a business combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on August 4, 2022. On August 9, 2022, the Company consummated the Initial Public Offering of 11,500,000 units, (the “Units” and, with respect to the Class A common stock included in the Units sold, the “Public Shares”), including 1,500,000 Units issued pursuant to the exercise of the underwriters’ over-allotment option in full, generating gross proceeds of $115,000,000, which is discussed in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 634,375 units (the “Placement Units”) at a price of $10.00 per Placement Unit in a private placement to Mehana Capital LLC (the “Sponsor”), including 63,000 Placement Units issued pursuant to the exercise of the underwriters’ over-allotment option in full, generating gross proceeds of $6,343,750, which is described in Note 4.

Following the closing of the Initial Public Offering on August 9, 2022, an amount of $117,875,000 ($10.25 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Placement Units was placed in a trust account (the “Trust Account”), and will be invested only in U.S. government treasury obligations with maturities of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the completion of a business combination and (ii) the distribution of the funds held in the Trust Account, as described below.

Transaction costs related to the issuances described above amounted to $6,637,645, consisting of $1,955,000 of cash underwriting fees, $4,025,000 of deferred underwriting fees and $67,275 of costs related to Representative Shares and $590,370 of other offering costs. In addition, at December 31, 2023, $284,394 of cash was held outside of the Trust Account and is available for working capital purposes.

On September 23, 2022, the Company announced that the holders of the Units may elect to separately trade the Public Shares and the Public Warrants (as defined in Note 3) commencing on September 26, 2022. Those Public Shares not separated will continue to trade on The Nasdaq Global Market under the symbol “PTWOU,” and the Class A Common Stock and warrants that are separated will trade on The Nasdaq Global Market under the symbols “PTWO” and “PTWOW,” respectively.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a business combination. There is no assurance that the Company will be able to complete a business combination successfully. The Company must complete a business combination with one or more target businesses that together have an aggregate fair market value of at least 80% of the value of the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial business combination. The Company will only complete a business combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

The Company will provide its holders of Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a business combination either (i) in connection with a stockholder meeting called to approve the business combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a business combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.25 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a business combination with respect to the Company’s warrants. The Public Shares subject to redemption will be recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, Distinguishing Liabilities from Equity (“ASC 480”).

The Company will proceed with a business combination if the Company has net tangible assets of at least $5,000,001 upon consummation of such business combination and a majority of the shares voted are voted in favor of the business combination. If the Company seeks stockholder approval of a business combination and it does not conduct redemptions pursuant to the tender offer rules, the amended and restated certificate of incorporation (the “Amended and Restated Certificate of Incorporation”) provides that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from seeking redemption rights with respect to 15% or more of the Public Shares without the Company’s prior written consent.

If a stockholder vote is not required and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will offer such redemption pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a business combination.

The Sponsor has agreed (a) to vote its Class B common stock, the common stock included in the Placement Units and the Public Shares purchased in the Initial Public Offering in favor of a business combination, (b) not to propose an amendment to the Amended and Restated Certificate of Incorporation with respect to the Company’s pre-business combination activities prior to the consummation of a business combination unless the Company provides dissenting Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment; (c) not to redeem any shares (including the Class B common stock) and Placement Units (including underlying securities) into the right to receive cash from the Trust Account in connection with a stockholder vote to approve a business combination (or to sell any shares in a tender offer in connection with a business combination if the Company does not seek stockholder approval in connection therewith) or a vote to amend the provisions of the Amended and Restated Certificate of Incorporation relating to stockholders’ rights of pre-business combination activity and (d) that the Class B common stock and Placement Units (including underlying securities) shall not participate in any liquidating distributions upon winding up if a business combination is not consummated. However, the Sponsor will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares purchased in the Initial Public Offering if the Company fails to complete its business combination.

Pursuant to the Third Amended and Restated Certificate of Incorporation of the Company, the Company had until 9 months (or up to 18 months from the closing of the Initial Public Offering at the election of the Company pursuant to nine one month extensions subject to satisfaction of certain conditions, including the deposit of $379,500 ($0.033 per unit) for such one month extension, into the Trust Account, or as extended by the Company’s stockholders in accordance with the Amended and Restated Certificate of Incorporation) from the closing of the Initial Public Offering to consummate a business combination (the “Combination Period”). On February 5, 2024, the Company filed an amendment to the Third Amended and Restated Certificate of Incorporation of the Company (i) to extend the Combination Period from February 9, 2023 to November 9, 2024 for no additional amount to be paid by the Sponsor into the Trust Account and (ii) to provide for the right of a holder of Class B common stock to convert such shares into shares of Class A common stock on a one-for-one basis prior to the closing of a business combination at the election of the holder If the Company is unable to complete a business combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable and less interest to pay dissolution expenses up to $100,000), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law. The underwriters have agreed to waive their rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a business combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below $10.25 per share, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Going Concern and Liquidity

As of December 31, 2023, the Company had $284,394 in cash held outside of the Trust Account, working capital deficit, net of income tax payable and franchise tax payable of $1,129,417 and accumulated deficit of $5,995,269. The Company has incurred and expects to continue to incur significant costs in pursuit of the Company’s financing and acquisition plans. For the year ended December 31, 2023, the Company had a loss from operations of $1,772,831 and net cash used in operating activities was $2,132,921. The Company’s liquidity needs to date have been further satisfied through a Convertible Promissory Note of $1,000,000 issued on May 26, 2023. The Company expects that it will need additional capital to satisfy its liquidity needs beyond the net proceeds from the consummation of the Initial Public Offering held outside of the Trust Account for paying existing accounts payable and consummating the Business Combination. Although certain of the Company’s initial stockholders, officers and directors or their affiliates have committed up to $1,500,000 Working Capital Loans (see Note 5) from time to time or at any time, there is no guarantee that the Company will receive such funds. In addition, the Company will have until November 9, 2024 to consummate a business combination. If a business combination is not consummated by November 9, 2024, less than one year after the date these consolidated financial statements are issued, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the mandatory liquidation, along with the lack of liquidity, should a business combination not occur, and potential subsequent dissolution, raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after November 9, 2024. The Company intends to complete the initial business combination before the mandatory liquidation date. However, there can be no assurance that the Company will be able to consummate any business combination by November 9, 2024.

Risks and Uncertainties

The military action commenced in February 2022 between the Russian Federation and Belarus in the country of Ukraine and related economic sanctions, as well as the military action between Hamas and Israel and the risk of escalations of other military conflicts have created and are expected to create global economic consequences. As a result, the Company’s ability to consummate a business combination, or the operations of a target business with which the Company ultimately consummates a business combination, may be materially and adversely affected. Further, the Company’s ability to consummate a transaction may be dependent on the ability to raise equity and debt financing which may be impacted by these events, including as a result of increased market volatility, or decreased market liquidity in third-party financing being unavailable on terms acceptable to the Company or at all. The impact of this action and related sanctions on the world economy and the specific impact on the Company’s financial position, results of operations and/or ability to consummate a business combination are not yet determinable. These consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023 (the “Excise Tax”). The Excise Tax is imposed on the repurchasing corporation itself, not its stockholders from which shares are repurchased. The amount of the Excise Tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the Excise Tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the Excise Tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the Excise Tax.

Any redemption or other repurchase that occurs on or after January 1, 2023, in connection with a business combination, votes relating to certain amendments to the Company’s Amended and Restated Certificate of Incorporation or otherwise, may be subject to the Excise Tax. Whether and to what extent the Company would be subject to the Excise Tax in connection with a business combination, votes relating to certain amendments to the Company’s Amended and Restated Certificate of Incorporation or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the business combination, extension or otherwise, (ii) the structure of a business combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a business combination (or otherwise issued not in connection with a business combination but issued within the same taxable year of a business combination) and (iv) the content of regulations and other guidance from the Treasury. The mechanics of any required payment of the Excise Tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a business combination and in the Company’s ability to effect an extension of the time in which the Company must complete a business combination or complete a business combination.

Consideration of IR Act Excise Tax

On May 8, 2023, the Company’s stockholders redeemed 9,577,250 Class A shares for a total of $100,078,879. The Company evaluated the classification and accounting of the stock redemption under ASC 450, “Contingencies”. ASC 450 states that when a loss contingency exists the likelihood that the future events will confirm the loss or impairment of an asset or the incurrence of a liability can range from probable to remote. A contingent liability must be reviewed at each reporting period to determine appropriate treatment. The Company evaluated the current status and probability of completing a Business Combination as of December 31, 2023 and determined that a contingent liability should be calculated and recorded. As of December 31, 2023, the Company recorded $1,000,789 of excise tax liability calculated as 1% of shares redeemed.

Proposed Business Combination

On January 31, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Pono Two Merger Sub, Inc., a Delaware corporation incorporated in January 2023, and a wholly-owned subsidiary of the Company (“Merger Sub”), SBC Medical Group Holdings Incorporated, a Delaware corporation (“SBC”), Mehana Capital, LLC, in its capacity as Purchaser Representative, and Yoshiyuki Aikawa, in his capacity as Seller Representative.

Pursuant to the Merger Agreement, at the closing of the transactions contemplated by the Merger Agreement, Merger Sub will merge with and into SBC, with SBC continuing as the surviving corporation. The transactions contemplated by the Merger Agreement are referred to herein as the “Business Combination.”

As a condition to closing of the Business Combination, SBC will complete certain restructuring transactions pursuant to which SBC Medical Group Co., Ltd., a Japanese corporation (“SBC-Japan”) and certain related entities which carry on the business of SBC-Japan and such other related entities, will become subsidiaries of SBC.

As consideration for the Business Combination, the holders of SBC securities as of the closing of the Business Combination, collectively will be entitled to receive from the Company, in the aggregate, a number of the Company’s securities with an aggregate value equal to (a) $1,000,000,000, minus (b) the amount, if any, by which $3,000,000 exceeds SBC’s Net Working Capital, plus (c) the amount, if any, by which SBC’s Net Working Capital exceeds $3,000,000, minus (d) the aggregate amount of any outstanding indebtedness (minus cash held by SBC) of SBC at Closing, minus (e) specified transaction expenses of SBC associated with the Business Combination.

The Merger Consideration otherwise payable to SBC stockholders at the Closing is subject to a number of shares of Pono Class A common stock equal to three percent (3.0%) of the Merger Consideration being placed in escrow with an escrow agent to be agreed by the parties, for post-closing adjustments (if any) to the Merger Consideration.

The Merger Consideration is subject to adjustment after the Closing based on confirmed amounts of the Closing Net Indebtedness, Net Working Capital and transaction expenses as of the Closing Date. If the adjustment is a negative adjustment in favor of the Company, the escrow agent shall distribute to the Company a number of shares of the Company’s Class A common stock with a value equal to the absolute value of the adjustment amount. If the adjustment is a positive adjustment in favor of SBC, the Company will issue to the SBC stockholders an additional number of shares of the Company’s Class A common stock with a value equal to the adjustment amount.

On April 26, 2023, the Company entered into an amendment to the Merger Agreement (the “Amendment”) with the other parties thereto. Prior to the Amendment, the Merger Agreement provided that the 1,200,000 newly issued shares of Class A Common Stock (“Sponsor Shares”) will be issued to the Sponsor on the date that is the earlier of (a) the six (6) month anniversary of the Closing or (b) the expiration of the “Founder Shares Lock-up Period” (as defined in the Company’s Insider Letter with the initial stockholders). Pursuant to the Amendment, the Sponsor in its sole discretion may direct the Company to issue all or a portion of the Sponsor Shares on an earlier or later date as it may determine, which date will not be earlier than the Closing. In addition, pursuant to the Amendment, the date by which (i) SBC will complete its agreed upon disclosure schedules, (ii) the Company will complete its due diligence review of SBC, and (iii) the parties to the Merger Agreement will agree upon any modifications or amendments to the Merger Agreement to the terms and conditions therein, among other related matters, was extended from April 28, 2023 to May 31, 2023. SBC also agreed to purchase, or to cause one of its Affiliates to purchase, equity in the Sponsor in an amount equal to $1,000,000, by way of a separate agreement. In the event that the parties failed to agree upon and execute the investment documents by May 5, 2023, then, for a period of two business days thereafter, either party could have terminated the Merger Agreement by providing written notice to the other party. In the event that the investment documents were agreed upon and executed by all parties by May 5, 2023, but SBC did not make payment for the investment on or before May 15, 2023, then, for a period of two business days thereafter, the Company could have terminated the Merger Agreement by providing written notice to SBC. Neither party provided notice of termination of the Merger Agreement within two business days as a result of failing to agree upon the investment documents by May 5, 2023.

On May 5, 2023, the Company held a special meeting of stockholders (the “Special Meeting”), and the chairman adjourned the Special Meeting to May 8, 2023. During the Special Meeting, stockholders approved an amendment to the Company’s amended and restated certificate of incorporation (i) to extend the date by which the Company has to consummate a business combination from May 9, 2023 to February 9, 2024 for no additional amount to be paid by the Sponsor into the Trust Account and (ii) to provide for the right of a holder of Class B common stock to convert such shares into shares of Class A common stock on a one-for-one basis prior to the closing of a business combination at the election of the holder (the “Extension Amendment”). The Company’s stockholders elected to redeem an aggregate of 9,577,250 shares of Class A common stock of the Company in connection with the Special Meeting. Following such redemptions, the amount of funds remaining in the trust account is approximately $20.0 million.

In connection with the Special Meeting, the Company and the Sponsor entered into the 2023 Non-Redemption Agreements with certain unaffiliated stockholders owning, in the aggregate, 998,682 shares of the Company’s Class A common stock, pursuant to which such stockholders agreed, among other things, not to redeem or exercise any right to redeem such public shares in connection with the Extension Amendment. In connection with the 2023 Non-Redemption Agreements, the Sponsor agreed to transfer to the stockholders that entered into such agreements Sponsor Shares upon the consummation of the Company’s initial business combination.

On May 8, 2023, the Sponsor converted 2,874,999 Founder Shares of Class B common stock into 2,874,999 shares of Class A common stock, pursuant to the Third Amended and Restated Certificate of Incorporation of the Company.

On February 3, 2024, the Company held a special meeting of stockholders (the “Special Meeting”), and the chairman adjourned the Special Meeting to February 3, 2024. During the Special Meeting, stockholders approved an amendment to the Company’s amended and restated certificate of incorporation (i) to extend the date by which the Company has to consummate a business combination from February 9, 2024 to November 9, 2024 for no additional amount to be paid by the Sponsor into the Trust Account and (ii) to provide for the right of a holder of Class B common stock to convert such shares into shares of Class A common stock on a one-for-one basis prior to the closing of a business combination at the election of the holder (the “Extension Amendment”). The Company’s stockholders elected to redeem an aggregate of 273,334 shares of Class A common stock of the Company in connection with the Special Meeting. Following such redemptions, the amount of funds remaining in the trust account is approximately $17.9 million.

On February 27, 2024, the Company and SBC entered into an Amendment to the Note Purchase Agreement (the “Amended Note Purchase Agreement”), which increased the purchase price of the Note from $1,000,000 to $2,700,000. In connection with entering into the Amended Note Purchase Agreement, the Company and SBC amended the Note (the “Amended Note”) to increase the Principal Amount from $1,000,000 to $2,700,000. In consideration for entering into the Amended Note, each of the parties to the Merger Agreement agreed to release each other party from any claims arising out of any termination of the Merger Agreement or failure to consummate the transactions contemplated thereby.

Amended and Restated Merger Agreement

On June 21, 2023, the Company entered into an Amended and Restated Agreement and Plan of Merger (the “A&R Merger Agreement”) with the parties thereto. Prior to the A&R Merger Agreement, the Merger Agreement provided that by June 22, 2023: (i) SBC shall complete its agreed upon disclosure schedules, (ii) the Company shall complete its due diligence review of SBC, and (iii) the parties to the Original Agreement shall agree upon any modifications or amendments to the Original Agreement to the terms and conditions therein. The parties entered into the A&R Merger Agreement in connection with such requirements.

The A&R Merger Agreement revised the target companies to be directly or indirectly purchased by the Company following a restructuring of SBC’s corporate structure, to include only the Service Companies and Other Entities, and to no longer include the direct or indirect purchase of SBC’s Medical Corporations, and as a result, removed other references to the Medical Corporations, including the related representations and warranties, among others. Pursuant to the A&R Merger Agreement, the parties agreed that, following the date of the A&R Merger Agreement, SBC used its commercially reasonable efforts to complete its disclosure schedules and delivered them to the Company by August 31, 2023. Upon delivery of the disclosure schedules to the Company, the disclosure schedules were deemed to modify and supplement SBC’s representations and warranties set forth in the A&R Merger Agreement. The A&R Merger Agreement also extended the date by which the Closing shall occur from September 30, 2023 (subject to extension) to December 31, 2023. Pursuant to the A&R Merger Agreement, the parties also agreed that any future expenses incurred in connection with the extension of the time by which the Company must complete its initial business combination shall be borne entirely by the Company, which replaces and supersedes the prior requirement under the Original Agreement for the Company and SBC to share such expenses equally. See the Current Report on Form 8-K filed by the Company with the SEC on June 22, 2023 for additional details.

On September 8, 2023, Pono entered into the First Amendment to the A&R Merger Agreement (the “Amendment”) with the parties thereto. Prior to the Amendment, the A&R Merger Agreement provided for the holders of SBC securities collectively to be entitled to receive from Pono, in the aggregate, a number of Pono securities with an aggregate value equal to (the “Merger Consideration”) (a) $1,200,000,000, minus (b) the amount, if any, by which $3,000,000 exceeds SBC’s Net Working Capital, plus (c) the amount, if any, by which SBC’s Net Working Capital exceeds $3,000,000, minus (d) the aggregate amount of any outstanding indebtedness (minus cash held by SBC) of SBC at Closing, minus (e) specified transaction expenses of SBC associated with the Business Combination. Pursuant to the Amendment, the $1,200,000,000 amount in the Merger Consideration calculation above was reduced to $1,000,000,000.

On October 26, 2023, Pono entered into the Second Amendment to the Merger Agreement (the “Amendment”) with the parties thereto. Prior to the Amendment, the Pono board of directors as of the Closing was to be designated as follows: (i) three persons designated prior to the Closing by SBC, two of whom must qualify as independent directors; (ii) one person designated prior to the Closing by Pono; and (iii) one person mutually agreed upon and designated prior to the Closing by Pono and SBC, who must qualify as an independent director. Following the Amendment, the Pono board of directors as of the Closing will be designated as follows: (i) three persons designated prior to the Closing by SBC, at least one of whom must qualify as an independent director; (ii) one person designated prior to the Closing by Pono, who must qualify as an independent director; and (iii) one person mutually agreed upon and designated prior to the Closing by Pono and SBC, who must qualify as an independent director.

On December 28, 2023, Pono entered into the Third Amendment to the Merger Agreement (the “Amendment”) with the parties thereto. The Amendment was entered into solely to extend the Outside Date (as defined in the Merger Agreement) from December 31, 2023 to March 31, 2024.